SCHEDULE H, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 401	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Employer identification number	20-3552316
Three digit plan number	401
Participant loan, average maturity date	2 years 4 months 28 days
Participant loans:	$ 4,723,823
Total	$ 586,159,797
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.25%
Investment, Identifier [Axis]: Collective Trusts | Invesco Trust Company | Invesco Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 36,317,178
Investment, Identifier [Axis]: Collective Trusts | Spartan | Spartan 500 Index Pool - Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	62,452,990
Investment, Identifier [Axis]: Collective Trusts | Spartan | Spartan Extended Market Index Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	437,892
Investment, Identifier [Axis]: Collective Trusts | Spartan | Spartan Total International Index Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	921,824
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27,376,035
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27,588,421
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	52,784,029
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	82,972,826
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	88,594,041
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	51,625,339
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,624,632
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,819,690
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,966,965
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,090,562
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,309,827
Investment, Identifier [Axis]: Collective Trusts | Vanguard | Vanguard Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	218,859
Investment, Identifier [Axis]: Collective Trusts | Westfield | Westfield Small/Mid Cap Growth Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,988,294
Investment, Identifier [Axis]: Fidelity | Fidelity Investments Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	246,183
Investment, Identifier [Axis]: Gildan Activewear, Inc. | Gildan Activewear, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,342,330
Investment, Identifier [Axis]: Registered Investment Companies | American Funds | American Funds Europacific GR International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,836,867
Investment, Identifier [Axis]: Registered Investment Companies | Ariel Investments | Ariel Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,006,984
Investment, Identifier [Axis]: Registered Investment Companies | Dodge and Cox | Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,254,291
Investment, Identifier [Axis]: Registered Investment Companies | Dodge and Cox | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,836,867
Investment, Identifier [Axis]: Registered Investment Companies | Dodge and Cox | Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	787,475
Investment, Identifier [Axis]: Registered Investment Companies | Fidelity | Fidelity Strategic Real Return
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,271,392
Investment, Identifier [Axis]: Registered Investment Companies | Fidelity | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	722,415
Investment, Identifier [Axis]: Registered Investment Companies | Harbor Capital | Harbor Capital Appreciation Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	787,475
Investment, Identifier [Axis]: Registered Investment Companies | Natixis Core | Natixis Core US Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,254,291
Investment in collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	545,089,404
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 26,758,057